Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(5):
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($ in Billions)(6)	Stock Price ($)(7)
2024	7,235,090	523,635,090	12,039,123	38,535,438	76	163	2.6	248.30
2023	4,704,800	680,876,182	12,361,785	53,452,196	53	120	0.1	173.92
2022	7,465,350	(1,362,073,553)	15,916,740	(125,780,983)	11	74	(2.6)	35.39
2021	3,267,027	2,118,756,064	4,768,927	277,238,370	77	115	3.6	252.37

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	Mr. Armstrong has been our CEO since May 2012.The individuals comprising our Non-CEO NEOs for each of fiscal years 2022 and 2021consist of Emilie Choi, Alesia Haas, Surojit Chatterjee and Paul Grewal. The individuals comprising our Non-CEO NEOs for each of fiscal years 2024 and 2023 consist of Emilie Choi, Alesia Haas, Paul Grewal and Lawrence Brock.
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P North American Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Annual Report. The comparison assumes $100 was invested for the period starting April 14, 2021, the first day the Company’s Class A common stock began trading on the Nasdaq Global Select Market through the end of the listed year in the Company and in the S&P North American Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,235,090	$ 4,704,800	$ 7,465,350	$ 3,267,027
PEO Actually Paid Compensation Amount	$ 523,635,090	680,876,182	(1,362,073,553)	2,118,756,064
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to our CEO in the table above reflects the following adjustments from the Summary Compensation Table (“SCT”) for the years set forth in the table below. The amounts shown for Compensation Actually Paid to our CEO have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our CEO during the applicable year.

	CEO
Fiscal Year	2024	2023	2022	2021
SCT Total	$7,235,090	$4,704,800	$7,465,350	$3,267,027
Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$516,400,000	$670,110,000	$(1,273,645,578)	$1,386,999,851
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$6,061,382	$(95,893,325)	$728,489,186
Compensation Actually Paid	$523,635,090	$680,876,182	$(1,362,073,553)	$2,118,756,064

Non-PEO NEO Average Total Compensation Amount	$ 12,039,123	12,361,785	15,916,740	4,768,927
Non-PEO NEO Average Compensation Actually Paid Amount	$ 38,535,438	53,452,196	(125,780,983)	277,238,370
Adjustment to Non-PEO NEO Compensation Footnote	Average Compensation Actually Paid to our Non-CEO NEOs in the table above reflects the following adjustments from the SCT for the years set forth in the table below. The amounts shown for average Compensation Actually Paid to our non-CEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our non-CEO NEOs during the applicable year.

	Non-CEO NEOs
Fiscal Year	2024	2023	2022	2021
Average SCT Total	$12,039,123	$12,361,785	$15,916,740	$4,768,927
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(11,249,903)	$11,584,300	$15,068,622	$3,876,486
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted During Fiscal Year	$15,610,559	$24,543,399	$2,509,293	$20,919,202
Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$10,209,855	$16,570,987	$(80,270,713)	$144,726,114
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$6,046,276	$2,471,750	$3,151,760	$10,948,391
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,879,528	$9,088,576	$(52,019,441)	$99,752,222
Average Compensation Actually Paid	$38,535,438	$53,452,196	$(125,780,983)	$277,238,370

Compensation Actually Paid vs. Total Shareholder Return	Chart Showing Graphical Relationship Between CEO and Non-CEO NEOs Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Chart Showing Graphical Relationship Between CEO and Non-CEO NEOs Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Chart Showing Graphical Relationship Between CEO and Non-CEO NEOs Compensation Actually Paid and Stock Price
Tabular List, Table

Total Shareholder Return
Net Income (Loss)
Stock Price
Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 76	53	11	77
Peer Group Total Shareholder Return Amount	163	120	74	115
Net Income (Loss)	$ 2,600,000,000	$ 100,000,000	$ (2,600,000,000)	$ 3,600,000,000
Company Selected Measure Amount	248.30	173.92	35.39	252.37
PEO Name	Mr. Armstrong
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Non-GAAP Measure Description	The stock price reported represents the closing price of the Company’s Class A common stock as reported on the Nasdaq Global Select Market on the last trading day of the applicable fiscal year. We selected stock price as our company-selected measure because Mr. Armstrong’s 2020 CEO Performance Award, a stock option which is earned upon the achievement of performance conditions based on Class A common stock price targets as more fully described under “Executive Compensation—Compensation Discussion and Analysis—Equity Compensation: 2020 CEO Performance Award,” is a significant driver of Mr. Armstrong’s compensation actually paid and is the most significant element of his individual and our overall compensation program due to the significant size of the award. While, aside from the 2020 CEO Performance Award, we do not otherwise use stock price to link compensation actually paid to our Non-CEO NEOs’ performance in making executive compensation decisions, we believe our executives’ incentives are closely aligned with those of our stockholders and the overall performance of the Company by means of the grant of time-based stock options and RSUs, and in the case of Ms. Choi, the 2023 COO Performance Award the values of which are tied to the Company’s stock performance over time. For more information, see the section titled “Executive Compensation—Compensation Discussion and Analysis.”
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 516,400,000	$ 670,110,000	$ (1,273,645,578)	$ 1,386,999,851
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,061,382	(95,893,325)	728,489,186
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,249,903)	11,584,300	15,068,622	3,876,486
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,610,559	24,543,399	2,509,293	20,919,202
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,209,855	16,570,987	(80,270,713)	144,726,114
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,046,276	2,471,750	3,151,760	10,948,391
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,879,528	$ 9,088,576	$ (52,019,441)	$ 99,752,222